Lease liability - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease liability [Abstract]
Activity related to lease liability
The following table summarizes the activity related to the lease liability for the periods ended December 31, 2012 and June 30, 2013 (in thousands).
	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2012	$678	$382	$1,060
Charges utilized	(124)	(217)	(341)
Additional charges to operations	38	193	231
Balance at June 30, 2013	592	358	950
Less current portion	238	293	531
	$354	$65	$419

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 and 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Charges utilized	(239)	(548)	(787)
Additional charges to operations	89	76	165
Balance at December 31, 2012	678	382	1,060
Less current portion	(233)	(303)	(536)
	$445	$79	$524